UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-07470


                             HERITAGE SERIES TRUST
                             ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:
                          CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, NW
                            Washington, D.C.  20006





Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2007
                          ----------------

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST - CORE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          % OF NET
                                                            SHARES          VALUE          ASSETS
                                                            ------          -----          ------
COMMON STOCKS
-------------
     ADVERTISING
     -----------
         Omnicom Group Inc.                                  59,220       $ 6,229,944         3.3%
     AEROSPACE/DEFENSE
     -----------------
         United Technologies Corporation                     97,300         6,618,346         3.5%
     BANKS
     -----
         Bank of America Corporation                         52,300         2,749,934         1.5%
         Capital One Financial Corporation                   80,200         6,448,080         3.5%
         Wachovia Corporation                               117,900         6,661,350         3.6%
     BEVERAGES
     ---------
         The Coca-Cola Company                              121,960         5,839,445         3.1%
     COMPUTERS
     ---------
         EMC Corporation*                                   428,590         5,995,974         3.2%
     DIVERSIFIED MANUFACTURER
     ------------------------
         General Electric Company                           199,870         7,205,314         3.9%
         Tyco International Ltd.                            123,440         3,935,267         2.1%
     ELECTRIC
     --------
         Dominion Resources, Inc.                            46,210         3,833,582         2.1%
     ENVIRONMENTAL CONTROL
     ---------------------
         Waste Management, Inc.                              95,280         3,618,734         1.9%
     FINANCIAL SERVICES
     ------------------
         American Express Company                            62,180         3,620,120         1.9%
         Citigroup Inc.                                     139,540         7,692,840         4.1%
         Freddie Mac                                         85,490         5,550,866         3.0%
     HEALTHCARE PRODUCTS
     -------------------
         Baxter International Inc.                          133,330         6,621,168         3.5%
         Boston Scientific Corporation*                     217,500         4,012,875         2.2%
         Johnson & Johnson                                   85,850         5,734,780         3.1%
         Zimmer Holdings, Inc.*                              81,670         6,878,247         3.7%
     HOUSEHOLD PRODUCTS
     ------------------
         Kimberly-Clark Corporation                          51,000         3,539,400         1.9%
     HOUSEWARES
     ----------
         Newell Rubbermaid Inc.                              32,225           951,926         0.5%
     INSURANCE
     ---------
         American International Group, Inc.                  92,820         6,353,529         3.4%
         The Progressive Corporation                        105,680         2,450,719         1.3%
     MULTIMEDIA
     ----------
         Viacom Inc., Class "B"*                            173,290         7,047,704         3.8%
     PHARMACEUTICALS
     ---------------
         Pfizer Inc.                                        151,590         3,977,722         2.1%
         Wyeth                                               73,460         3,629,659         1.9%
     RETAIL
     ------
         CVS Corporation                                    184,070         6,193,956         3.3%
         McDonald's Corporation                              99,480         4,411,938         2.4%
         Wal-Mart Stores, Inc.                               54,960         2,621,042         1.4%
     SEMICONDUCTORS
     --------------
         Applied Materials, Inc.                            209,000         3,705,570         2.0%
         Intel Corporation                                  180,400         3,781,184         2.0%
     SOFTWARE
     --------
         Microsoft Corporation                              295,340         9,114,192         4.9%
         Oracle Corporation*                                264,290         4,535,216         2.4%


--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST - CORE EQUITY FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            % OF NET
                                                            SHARES           VALUE           ASSETS
                                                            ------           -----           ------

     TELECOMMUNICATIONS
     ------------------
         Nokia Corporation, Sponsored ADR                   239,030         5,282,563         2.8%
         Sprint Nextel Corporation                          348,540         6,214,468         3.3%
Total Common Stocks (cost $156,548,764)                                   173,057,654        92.6%

REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with Fixed Income
Clearing Corporation, dated
January 31, 2007 @ 5.08% to be
repurchased at $10,776,520 on
February 1, 2007, collateralized by
$10,775,000 United States Treasury Bonds,
5.0% due August 15, 2011, (market value
$11,165,447 including interest)
(cost $10,775,000)                                                         10,775,000         5.8%
TOTAL INVESTMENT PORTFOLIO (COST $167,323,764) (a)                        183,832,654        98.4%
OTHER ASSETS AND LIABILITIES, NET,                                          3,087,499         1.6%
NET ASSETS                                                              $ 186,920,153       100.0%
-----

 * Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized depreciation of $16,508,890 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $17,347,658 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $838,768.

ADR -  American Depository Receipt.

--------------------------------------------------------------------------------
                 HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                % OF NET
                                                               SHARES            VALUE           ASSETS
                                                               ------            -----           ------
COMMON STOCKS
-------------
     AEROSPACE/DEFENSE
     -----------------
         L-3 Communications Holdings, Inc.                        42,940       $ 3,535,680        1.8%
         Spirit Aerosystems Holdings, Inc., Class "A"*           120,555         3,692,600        1.8%
     APPAREL
     -------
         Carter's, Inc.*                                         121,595         3,088,513        1.5%
         Coach, Inc.*                                             91,070         4,176,470        2.1%
     BIOTECHNOLOGY
     -------------
         Celgene Corporation*                                     67,270         3,611,054        1.8%
         Invitrogen Corporation*                                  52,194         3,195,839        1.6%
     CHEMICALS
     ---------
         Agrium, Inc.                                            105,875         3,671,745        1.8%
         The Mosaic Company*                                     200,025         3,984,498        2.0%
     COMMERCIAL SERVICES
     -------------------
         Pharmaceutical Product Development, Inc.                 90,845         3,134,152        1.6%
         Weight Watchers International, Inc.                      38,805         2,096,634        1.0%
     COMPUTERS
     ---------
         Cadence Design Systems, Inc.*                            92,745         1,752,880        0.9%
         FactSet Research Systems Inc.                            38,520         2,237,242        1.1%
     COSMETICS/PERSONAL CARE
     -----------------------
         The Estee Lauder Companies Inc., Class "A"               50,450         2,396,375        1.2%
     DIVERSIFIED MANUFACTURER
     ------------------------
         Actuant Corporation, Class "A"                           46,685         2,324,446        1.2%
         Danaher Corporation                                      69,480         5,145,689        2.6%
     ELECTRONICS
     -----------
         Coherent, Inc.*                                          70,200         2,158,650        1.1%
         Dolby Laboratories, Inc., Class "A"*                     64,975         2,176,662        1.1%
         Thermo Fisher Scientific Inc.*                           98,735         4,724,470        2.4%
     ENGINEERING & CONSTRUCTION
     --------------------------
         McDermott International, Inc.*                           74,600         3,852,344        1.9%
     ENTERTAINMENT
     -------------
         International Game Technology                           121,285         5,271,046        2.6%
     ENVIRONMENTAL CONTROL
     ---------------------
         Allied Waste Industries, Inc.*                          164,145         2,099,415        1.0%
         Republic Services, Inc.                                 135,915         5,878,324        2.9%
     FINANCIAL SERVICES
     ------------------
         Ameriprise Financial, Inc.                              110,640         6,523,334        3.3%
         CBOT Holdings, Inc., Class "A"*                          20,895         3,527,076        1.8%
         IntercontinentalExchange, Inc.*                          15,410         2,011,776        1.0%
         T. Rowe Price Group, Inc.                                78,550         3,769,614        1.9%
         TD Ameritrade Holding Corporation*                      254,380         4,499,982        2.2%
     HEALTHCARE PRODUCTS
     -------------------
         Henry Schein, Inc.*                                      65,770         3,339,143        1.7%
         Intuitive Surgical, Inc.*                                49,510         4,872,279        2.4%
         Mentor Corporation                                       43,710         2,228,773        1.1%
         Respironics, Inc.*                                       95,025         4,048,065        2.0%
         The Cooper Companies, Inc.                               68,040         3,245,508        1.6%
     HOME FURNISHINGS
     ----------------
         Harman International Industries, Inc.                    19,205         1,816,217        0.9%
     IRON/STEEL
     ----------
         Carpenter Technology Corporation                         51,460         6,025,966        3.0%
     LODGING
     -------

--------------------------------------------------------------------------------
                 HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                % OF NET
                                                               SHARES            VALUE           ASSETS
                                                               ------            -----           ------

         Starwood Hotels & Resorts Worldwide, Inc.                92,170         5,767,999        2.9%
     MACHINERY
     ---------
         Bucyrus International, Inc., Class "A"                  122,230         5,672,694        2.8%
         Zebra Technologies Corporation, Class "A"*               53,660         1,860,392        0.9%
     OIL & GAS
     ---------
         Southwestern Energy Company*                             75,710         2,911,807        1.5%
     OIL & GAS SERVICES
     ------------------
         Oceaneering International Inc.*                         133,440         5,266,877        2.6%
         Tetra Technologies, Inc.*                                86,255         1,997,666        1.0%
     PHARMACEUTICALS
     ---------------
         Allergan, Inc.                                           34,220         3,993,816        2.0%
         Medco Health Solutions, Inc.*                            72,910         4,317,001        2.1%
     PIPELINES
     ---------
         Williams Companies, Inc.                                160,660         4,336,213        2.2%
     RETAIL
     ------
         Coldwater Creek Inc.*                                   127,695         2,381,512        1.2%
         Copart, Inc.*                                            61,495         1,810,413        0.9%
         PetSmart, Inc.                                           87,500         2,672,250        1.3%
         The Cheesecake Factory Inc.*                            173,870         4,804,028        2.4%
         Urban Outfitters Inc.*                                   91,080         2,222,352        1.1%
     SEMICONDUCTORS
     --------------
         ASML Holding N.V.*                                       78,670         2,007,658        1.0%
         Broadcom Corporation, Class "A"*                         64,535         2,059,957        1.0%
         Intersil Corporation, Class "A"                          80,025         1,885,389        0.9%
         QLogic Corporation*                                      70,875         1,297,012        0.6%
     SOFTWARE
     --------
         Adobe Systems Inc.*                                      96,860         3,764,948        1.9%
         ANSYS, Inc.*                                             85,610         4,271,083        2.1%
         Electronic Arts Inc.*                                    43,010         2,150,500        1.1%
         Novell, Inc.*                                           283,240         2,053,490        1.0%
     TELECOMMUNICATIONS
     ------------------
         Amdocs Ltd.*                                             82,375         2,856,765        1.4%
     TRANSPORTATION
     --------------
         Landstar System, Inc.                                    68,625         2,902,151        1.4%
Total Common Stocks (cost $162,952,975)                                        195,376,434       97.2%


--------------------------------------------------------------------------------
                 HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              % OF NET
                                                               SHARES            VALUE         ASSETS
                                                               ------            -----         ------


REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with Fixed Income
 Clearing Corporation, dated
 January 31, 2007 @ 5.08% to be
 repurchased at $6,359,897 on
 February 1, 2007, collateralized by
 $6,360,000 United States Treasury Bonds,
 5.0% due August 15, 2011,
 (market value $6,590,464 including interest)
 (cost $6,359,000)                                                              6,359,000        3.2%
TOTAL INVESTMENT PORTFOLIO (COST $169,311,975) (a)                            201,735,434      100.4%
OTHER ASSETS AND LIABILITIES, NET,                                               (766,882)      -0.4%
NET ASSETS                                                                  $ 200,968,552      100.0%

-----
 * Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $32,423,459 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $34,404,410 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,980,951.

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
COMMON STOCKS (a)
-----------------
     AUSTRALIA
     ---------
          BHP Billiton Ltd.                                                          60,264         $   1,229,287        0.5%
          Brambles Ltd.*                                                             35,529               381,668        0.2%
          CSL Ltd.                                                                    7,673               414,112        0.2%
          Fairfax Media Ltd.                                                         39,279               150,731        0.1%
          Macquarie Airports Management Ltd.                                        488,154             1,349,259        0.6%
          Newcrest Mining Ltd.                                                       63,888             1,038,311        0.4%
          Publishing & Broadcasting Ltd.                                              9,941               151,949        0.1%
          Rio Tinto Ltd.                                                             17,467             1,043,273        0.4%
     AUSTRIA
     -------
          Erste Bank der Oesterreichischen Sparkassen AG                             20,960             1,636,092        0.7%
          Flughafen Wien AG                                                           2,492               247,823        0.1%
          Immoeast AG*                                                                8,714               130,764        0.1%
          Immofinanz Immobilien Anlagen AG*                                          49,545               750,301        0.3%
          OMV AG                                                                     20,087             1,072,382        0.4%
          Raiffeisen International Bank Holding AG                                   11,983             1,830,797        0.7%
          Telekom Austria AG                                                         28,889               785,605        0.3%
          Wiener Stadtische AG                                                        8,301               606,087        0.3%
          Wienerberger AG                                                            12,050               743,007        0.3%
     BELGIUM
     -------
          Almancora Communication VA                                                  8,117             1,213,398        0.5%
          Fortis SA/NV                                                               18,439               775,758        0.3%
          KBC Group NV                                                               18,750             2,358,425        1.0%
     BERMUDA
     -------
          Central European Media Enterprises Ltd., Class "A"*                         5,994               520,219        0.2%
     CANADA
     ------
          Bema Gold Corporation*                                                     81,883               478,418        0.2%
          Eldorado Gold Corporation*                                                 19,106               108,876        0.0%
          Ivanhoe Mines Ltd.*                                                       114,619             1,114,844        0.5%
          Potash Corporation of Saskatchewan Inc.                                     7,155             1,112,036        0.5%
     CHILE
     -----
          Sociedad Quimica y Minera de Chile SA, Sponsored ADR                          616                83,573        0.0%
     CHINA
     -----
          Beijing Capital International Airport Company Ltd., Class "H"           1,036,488               958,363        0.4%
          China Life Insurance Company Ltd., Class "H"                              135,032               398,837        0.2%
          Dongfeng Motor Group Co. Ltd., Class "H"*                                 475,430               288,579        0.1%
          Shenzhen Chiwan Wharf Holdings Ltd., Class "B"                             28,080                55,776        0.0%
          Weiqiao Textile Company Ltd., Class "H"                                   114,999               171,708        0.1%
          Wumart Stores Inc., Class "H" (b)*                                        207,156               145,915        0.1%
     CYPRUS
     ------
          Bank of Cyprus Public Company Ltd.                                        140,308             2,138,404        0.9%
          Marfin Popular Bank Public Co. Ltd.                                        94,219             1,016,545        0.4%
     CZECH
     -----
          Komercni Banka, AS                                                         19,396             2,895,428        1.2%
          Telefonica 02 Czech Republic AS                                            10,436               253,935        0.1%
     DENMARK
     -------
          ALK-Abello AS                                                               1,395               322,978        0.1%
          Novo Nordisk AS, Class "B"                                                  7,494               643,326        0.3%
          Rockwool International AS, Class "B"                                          739               135,646        0.1%
          Royal UNIBREW AS                                                            1,200               165,477        0.1%
          Vestas Wind Systems AS*                                                     3,324               147,563        0.1%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
     FINLAND
     -------
          Elisa Oyj                                                                   4,288               125,860        0.1%
          Fortum Oyj                                                                 48,725             1,340,555        0.5%
          Nokia Oyj                                                                  56,207             1,233,775        0.5%
          Orion Oyj, Class "B"                                                        5,486               124,191        0.1%
          Sampo Oyj, Class "A"                                                       18,053               494,018        0.2%
          Sanomawsoy Oyj                                                             16,081               465,351        0.2%
          Stockmann Oyj Abp, Class "B"                                                9,654               449,994        0.2%
          Wartsila Oyj, Class "B"                                                     2,136               122,658        0.0%
          Yit Oyj                                                                    42,582             1,135,276        0.5%
     FRANCE
     ------
          Accor SA                                                                    1,306               107,988        0.0%
          ADP*                                                                        9,907               829,350        0.3%
          Air Liquide                                                                 7,292             1,695,468        0.7%
          Atos Origin SA*                                                             2,746               153,495        0.1%
          BNP Paribas                                                                 5,403               605,409        0.3%
          Bouygues                                                                   12,544               845,463        0.3%
          Compagnie de Saint-Gobain                                                   7,718               729,992        0.3%
          EDF Energies Nouvelles SA                                                     872                44,774        0.0%
          Electricite de France*                                                     16,920             1,181,769        0.5%
          France Telecom SA                                                          46,608             1,291,577        0.5%
          Gaz de France                                                               2,692               115,910        0.0%
          Havas SA                                                                   20,553               121,497        0.0%
          Hermes International*                                                       1,149               140,188        0.1%
          JC Decaux SA                                                                7,092               211,311        0.1%
          Lafarge SA                                                                 16,293             2,488,848        1.0%
          Lagardere SCA                                                               2,809               220,570        0.1%
          LVMH Moet Hennessy Louis Vuitton SA                                        21,731             2,285,653        0.9%
          Natixis                                                                    11,971               337,127        0.1%
          Neuf Cegetel                                                                3,645               131,957        0.1%
          Pernod-Ricard SA                                                            7,147             1,467,652        0.6%
          Peugeot SA                                                                  2,545               167,095        0.1%
          PPR SA                                                                      6,956             1,023,663        0.4%
          Publicis Groupe SA                                                          2,250                96,624        0.0%
          Renault SA*                                                                 2,538               314,599        0.1%
          Sanofi-Aventis SA                                                          26,414             2,326,885        0.9%
          Societe Television Francaise 1                                             14,864               502,253        0.2%
          Suez SA*                                                                   18,804               922,008        0.4%
          TOTAL SA                                                                   49,053             3,303,675        1.3%
          Veolia Environnement                                                        5,093               357,520        0.2%
          Vinci SA                                                                    3,404               468,564        0.2%
          Vivendi SA                                                                 14,511               597,908        0.2%
     GERMANY
     -------
          Adidas AG                                                                   2,081                99,872        0.0%
          Bilfinger Berger AG                                                         8,405               655,098        0.3%
          Commerzbank AG                                                             61,210             2,592,440        1.1%
          Continental AG                                                              1,228               148,230        0.1%
          DaimlerChrysler AG                                                         16,802             1,041,155        0.4%
          Deutsche Bank AG                                                            8,879             1,251,907        0.5%
          Deutsche Boerse AG                                                          3,754               786,676        0.3%
          Deutsche Post AG                                                           79,529             2,440,438        1.0%
          Deutsche Postbank AG                                                        9,684               830,999        0.3%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
          E.ON AG                                                                     5,363               726,695        0.3%
          Fraport AG Frankfurt Airport Services Worldwide                            39,361             3,004,865        1.2%
          Fresenius AG                                                                5,361             1,077,596        0.4%
          Fresenius Medical Care AG & Co. KGaA                                        7,986             1,068,317        0.4%
          Henkel KGaA                                                                 6,507               906,412        0.4%
          Hypo Real Estate Holding AG                                                 9,399               620,076        0.3%
          IKB Deutsche Industriebank AG                                               9,005               378,833        0.2%
          IVG Immobilien AG                                                          29,944             1,364,896        0.6%
          KarstadtQuelle AG*                                                          6,190               199,448        0.1%
          Landesbank Berlin Holding AG*                                              13,870               129,793        0.1%
          MAN AG                                                                      1,201               126,018        0.1%
          Merck KGaA                                                                  1,846               214,682        0.1%
          Metro AG                                                                    1,855               126,618        0.1%
          MTU Aero Engines Holding AG                                                 5,141               273,593        0.1%
          Puma AG Rudolf Dassler Sport                                                  149                54,199        0.0%
          Rhoen-Klinikum AG                                                           5,584               290,346        0.1%
          SAP AG                                                                      5,315               244,647        0.1%
          Siemens AG                                                                 19,501             2,142,584        0.9%
          SolarWorld AG                                                               1,694               131,544        0.1%
          Symrise AG*                                                                 1,173                30,877        0.0%
          Wacker Chemie AG*                                                             633               101,848        0.0%
     GREECE
     ------
          Hellenic Telecommunications Organization SA*                               28,461               846,924        0.3%
     HONG KONG
     ---------
          China Mengniu Dairy Company Ltd.                                           71,819               216,076        0.1%
          China Merchants Holdings (International) Company Ltd.                     391,957             1,450,665        0.6%
          Clear Media Ltd.*                                                          66,000                76,779        0.0%
          Galaxy Entertainment Group Ltd.                                           531,703               541,774        0.2%
          Hutchison Telecommunications International Ltd.*                          179,043               434,237        0.2%
          Melco International Development Ltd.                                      383,305               814,598        0.3%
          Melco PBL Entertainment Macau Ltd., Sponsored ADR*                          6,407               123,911        0.1%
          Shun Tak Holdings Ltd.                                                    995,310             1,338,408        0.5%
          Texwinca Holdings Ltd.                                                     97,996                75,735        0.0%
     HUNGARY
     -------
          Egis PLC                                                                    1,173               143,298        0.1%
          Magyar Telekom Telecommunications PLC                                     344,928             1,748,241        0.7%
          OTP Bank Ltd.                                                             110,108             4,899,300        2.0%
          Richter Gedeon Rt.                                                          3,094               619,978        0.3%
     INDIA
     -----
          State Bank of India, Sponsored GDR                                          5,623               364,933        0.2%
     INDONESIA
     ---------
          Indofood Sukses Makmur Tbk PT                                             287,000                53,567        0.0%
          Semen Gresik Persero Tbk PT                                                44,743               187,765        0.1%
          Telekomunikasi Indonesia Tbk PT                                           132,575               138,404        0.1%
     IRELAND
     -------
          Dragon Oil PLC*                                                            59,888               212,014        0.1%
     ITALY
     -----
          Assicurazioni Generali SpA                                                 16,638               717,747        0.3%
          Banca CR Firenze SpA                                                      198,215               716,294        0.3%
          Banca Italease SpA                                                          5,889               409,205        0.2%
          Banca Popolare dell'Emilia Romagna Scrl                                     5,836               156,118        0.1%
          Banca Popolare di Milano Scrl                                              84,384             1,418,516        0.6%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
          Banca Popolare di Sondrio Scarl                                             5,722               113,804        0.0%
          Banca Popolare Italiana Scrl*                                              41,397               643,752        0.3%
          Banche Popolari Unite Scrl                                                 11,596               328,128        0.1%
          Banco Popolare di Verona e Novara Scrl                                     13,454               422,564        0.2%
          Beni Stabili SpA                                                          232,116               380,235        0.2%
          Bulgari SpA                                                                 7,137               103,629        0.0%
          Buzzi Unicem SpA                                                           26,973               764,214        0.3%
          Capitalia SpA                                                             109,380               981,063        0.4%
          Credito Emiliano SpA                                                       42,268               628,201        0.3%
          ENI SpA                                                                    21,644               696,483        0.3%
          Finmeccanica SpA                                                            8,455               238,937        0.1%
          Geox SpA                                                                   17,190               276,347        0.1%
          Intesa Sanpaolo SpA (Non-voting)                                          197,822             1,467,223        0.6%
          Intesa Sanpaolo SpA                                                        16,810               126,922        0.1%
          Luxottica Group SpA*                                                        4,711               146,291        0.1%
          Parmalat SpA                                                               43,520               195,468        0.1%
          Telecom Italia SpA                                                         71,714               211,857        0.1%
          UniCredito Italiano SpA                                                   131,893             1,222,288        0.5%
     JAPAN
     -----
          Acom Co., Ltd.                                                              2,800               106,065        0.0%
          Aeon Credit Service Company Ltd.                                            2,968                56,403        0.0%
          Aiful Corporation                                                           3,100                94,187        0.0%
          Aisin Seiki Co., Ltd.                                                       3,001                97,690        0.0%
          Canon Inc.                                                                 12,773               671,753        0.3%
          Credit Saison Co., Ltd.                                                     2,617                94,283        0.0%
          Daihatsu Motor Co., Ltd.                                                   11,000               112,174        0.0%
          Daikin Industries, Ltd.                                                     6,300               208,027        0.1%
          Daiwa Securities Group Inc.                                                 6,003                73,867        0.0%
          Denso Corporation                                                           5,613               224,464        0.1%
          Dentsu Inc.                                                                    65               193,583        0.1%
          East Japan Railway Company                                                     39               270,427        0.1%
          Eisai Co., Ltd.                                                             3,800               195,113        0.1%
          Exedy Corporation                                                           2,000                64,685        0.0%
          Fanuc Ltd.                                                                  1,700               158,037        0.1%
          Fuji Television Network, Inc.                                                  41                92,189        0.0%
          Fujitsu Ltd.                                                                9,000                67,297        0.0%
          Honda Motor Co., Ltd.                                                      18,920               742,265        0.3%
          Hoya Corporation                                                            8,300               300,781        0.1%
          IBIDEN Co., Ltd.                                                            1,900                94,260        0.0%
          ITOCHU Corporation                                                         11,000                96,025        0.0%
          Japan Tobacco Inc.                                                             96               462,483        0.2%
          JS Group Corporation                                                        3,494                79,534        0.0%
          JSR Corporation                                                             2,913                69,194        0.0%
          Keyence Corporation                                                           500               112,510        0.0%
          Koito Manufacturing Co., Ltd.                                               9,474               134,122        0.1%
          Kubota Corporation                                                         19,491               206,072        0.1%
          Kyocera Corporation                                                         1,800               164,934        0.1%
          Makita Corporation                                                          2,963               104,116        0.0%
          Matsushita Electric Industrial Co., Ltd.                                   36,853               730,787        0.3%
          Millea Holdings Inc.                                                        6,500               231,972        0.1%
          Mitsubishi Electric Corporation                                            11,000                99,483        0.0%
          Mitsubishi UFJ Financial Group, Inc.                                           79               956,536        0.4%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
          Mitsubishi UFJ Securities Co., Ltd.                                         8,000                90,292        0.0%
          Mitsui Fudosan Co., Ltd.                                                   10,129               262,567        0.1%
          Mitsui Mining & Smelting Company, Ltd.                                     13,527                69,664        0.0%
          Mizuho Financial Group, Inc.                                                  120               864,291        0.4%
          NGK Spark Plug Co., Ltd.                                                   13,000               264,368        0.1%
          NHK Spring Co., Ltd.                                                        7,562                79,038        0.0%
          Nikko Cordial Corporation                                                  11,000               108,659        0.0%
          Nintendo Co., Ltd.                                                            701               207,590        0.1%
          Nippon Electric Glass Co., Ltd.                                             4,000                95,183        0.0%
          Nippon Telegraph and Telephone Corporation                                     37               184,511        0.1%
          Nissan Chemical Industries Ltd.                                             5,000                61,167        0.0%
          Nissan Motor Co., Ltd.                                                      7,362                91,759        0.0%
          Nitto Denko Corporation                                                     5,801               285,442        0.1%
          NOK Corporation                                                             5,200                91,190        0.0%
          Nomura Holdings, Inc.                                                      10,022               203,289        0.1%
          NSK Ltd.                                                                   11,000               100,505        0.0%
          NTT DoCoMo, Inc.                                                              126               191,843        0.1%
          ORIX Corporation                                                              830               238,073        0.1%
          Promise Co., Ltd.                                                           2,960               104,430        0.0%
          Resona Holdings, Inc.                                                          23                63,662        0.0%
          Ricoh Company, Ltd.                                                        19,000               412,873        0.2%
          Sapporo Hokuyo Holdings, Inc.                                                   6                60,131        0.0%
          Sega Sammy Holdings Inc.                                                    5,100               131,222        0.1%
          Seven & I Holdings Co., Ltd.                                                3,800               114,172        0.0%
          Sharp Corporation                                                          11,000               187,577        0.1%
          Sony Corporation                                                            9,786               451,348        0.2%
          Stanley Electric Co., Ltd.                                                  9,699               200,532        0.1%
          Sumitomo Chemical Company, Ltd.                                            21,000               161,906        0.1%
          Sumitomo Corporation                                                        7,448               116,089        0.0%
          Sumitomo Electric Industries, Ltd.                                          7,400               113,162        0.0%
          Sumitomo Metal Industries, Ltd.                                            13,084                55,350        0.0%
          Sumitomo Mitsui Financial Group Inc.                                           67               685,297        0.3%
          Suruga Bank, Ltd.                                                           6,000                78,005        0.0%
          Suzuki Motor Corporation                                                   22,000               630,753        0.3%
          T&D Holdings Inc.                                                           1,700               114,422        0.0%
          Takeda Pharmaceutical Company, Ltd.                                         4,100               266,896        0.1%
          Takefuji Corporation                                                        2,970               119,362        0.0%
          Teijin Ltd.                                                                12,000                68,016        0.0%
          The Bank of Fukuoka, Ltd.                                                  14,000               111,047        0.0%
          The Bank of Kyoto, Ltd.                                                     7,184                74,952        0.0%
          The Bank of Yokohama, Ltd.                                                 14,997               121,674        0.0%
          The Chiba Bank, Ltd.                                                       12,000               107,775        0.0%
          The Gunma Bank, Ltd.                                                        8,000                51,491        0.0%
          The Shizuoka Bank, Ltd.                                                     8,486                87,854        0.0%
          The Sumitomo Trust & Banking Company, Ltd.                                 11,065               118,283        0.0%
          Toppan Printing Co., Ltd.                                                   6,000                64,832        0.0%
          Toray Industries Inc.                                                      11,000                83,343        0.0%
          Toyota Motor Corporation                                                   20,132             1,322,816        0.5%
          Yamada Denki Co., Ltd.                                                      4,970               411,463        0.2%
          Yamaha Motor Co., Ltd.                                                      7,101               219,431        0.1%
          Yamato Holdings Co., Ltd.                                                   2,564                38,408        0.0%
          Yokogawa Electric Corporation                                               7,801               126,783        0.1%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
     LUXEMBOURG
     ----------
          Millicom International Cellular SA*                                        10,232               679,814        0.3%
     MALAYSIA
     --------
          Golden Hope Plantations Bhd                                                 8,500                15,784        0.0%
          Sime Darby Bhd                                                             60,000               140,758        0.1%
     MEXICO
     ------
          Cemex, SA de CV, Sponsored ADR*                                            10,044               355,357        0.1%
          Consorcio ARA, SA de CV*                                                    7,411                49,667        0.0%
          Desarrolladora Homex SA de CV, Sponsored ADR*                               1,093                66,782        0.0%
          Fomento Economico Mexicano SA de CV, Sponsored ADR                          3,233               388,186        0.2%
          Grupo Televisa SA, Sponsored ADR                                           37,295             1,098,711        0.4%
          Urbi Desarrollos Urbanos, SA de CV*                                       102,432               365,554        0.1%
     NETHERLANDS
     -----------
          Euronext NV                                                                 4,014               489,426        0.2%
          Heineken NV                                                                 4,886               247,438        0.1%
          ING Groep NV                                                               30,322             1,322,999        0.5%
          Koninklijke KPN NV                                                         41,075               591,425        0.2%
          Koninklijke Philips Electronics NV                                         25,468               992,252        0.4%
          Koninklijke Vopak NV                                                        3,601               188,491        0.1%
          Royal Numico NV                                                            18,667               987,949        0.4%
          TNT NV                                                                     54,364             2,465,812        1.0%
          Unilever NV                                                                37,830             1,004,504        0.4%
          Vedior NV                                                                   5,781               119,554        0.0%
     NEW ZEALAND
     -----------
          Auckland International Airport Ltd.                                        93,060               146,202        0.1%
     NORWAY
     ------
          DnB NOR ASA                                                                 8,784               132,002        0.1%
          Norsk Hydro ASA                                                            23,329               751,815        0.3%
          Orkla ASA                                                                   8,462               507,461        0.2%
          Statoil ASA                                                                 9,786               261,837        0.1%
          Telenor ASA                                                                30,783               627,689        0.3%
     PHILIPPINES
     -----------
          Ayala Corporation                                                          42,059               543,009        0.2%
          Ayala Land, Inc.                                                        1,111,432               400,242        0.2%
          Philippine Long Distance Telephone Company, Sponsored ADR                   3,774               198,588        0.1%
     POLAND
     ------
          Agora SA                                                                    6,718                86,654        0.0%
          Bank BPH                                                                    4,256             1,487,462        0.6%
          Bank Handlowy w Warszawie SA                                               31,428               935,271        0.4%
          Bank Millenium SA                                                          10,822                39,867        0.0%
          Bank Pekao SA                                                              36,863             3,088,512        1.3%
          Bank Zachodni WBK SA                                                       16,227             1,440,569        0.6%
          BRE Bank SA*                                                                1,862               249,617        0.1%
          Budimex SA*                                                                 8,720               300,969        0.1%
          Cersanit-Krasnystaw SA*                                                    35,700               560,798        0.2%
          Globe Trade Centre SA*                                                     27,404               454,952        0.2%
          Grupa Kety SA                                                               2,836               188,974        0.1%
          ING Bank Slaski SA                                                            772               213,932        0.1%
          Inter Cars SA*                                                              3,447                53,778        0.0%
          Polska Grupa Farmaceutyczna SA                                              2,798                70,247        0.0%
          Polski Koncern Miesny Duda SA*                                             21,753               103,533        0.0%
          Powszechna Kasa Oszczednosci Bank Polski SA                               156,731             2,592,321        1.0%
          Stomil Sanok SA                                                               899                60,449        0.0%
          Telekomunikacja Polska SA*                                                184,306             1,577,087        0.6%
          TVN SA*                                                                    14,510               129,536        0.1%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
     PORTUGAL
     --------
          Energias de Portugal, SA                                                   37,510               186,879        0.1%
          Jeronimo Martins, SGPS, SA                                                 42,187             1,054,003        0.4%
     ROMANIA
     -------
          SNP Petrom SA                                                              98,316                22,703        0.0%
          Socep Constanta                                                           372,000                33,793        0.0%
     RUSSIA
     ------
          CTC Media, Inc.*                                                           20,317               437,019        0.2%
          JSC MMC Norilsk Nickel, Sponsored ADR                                       8,608             1,454,752        0.6%
          LUKOIL, Sponsored ADR                                                      10,265               811,962        0.3%
          OAO Gazprom, Sponsored ADR                                                 27,590             1,184,991        0.5%
          OAO Novatek, 144A, Sponsored GDR                                            7,455               402,570        0.2%
          OAO Rosneft Oil Company, Sponsored GDR*                                   154,927             1,394,343        0.6%
          Polyus Gold Mining Co., Sponsored ADR*                                     11,099               550,510        0.2%
          Unified Energy System of Russia, Sponsored GDR                             14,678             1,724,621        0.7%
          Uralsvyazinform, Sponsored ADR                                             18,733               271,629        0.1%
     SOUTH KOREA
     -----------
          Hyundai Motor Company                                                       2,196               157,193        0.1%
          NHN Corporation                                                             1,122               148,072        0.1%
          Samsung Electronics Co., Ltd.                                               3,285             2,033,986        0.8%
     SPAIN
     -----
          Corporacion Mapfre SA                                                     149,034               748,565        0.3%
          Gamesa Corp Technologica SA                                                 5,163               141,422        0.1%
          Grifols SA*                                                                 8,422               128,636        0.1%
          Grupo Empresarial ENCE, SA                                                  5,976               332,618        0.1%
          Inditex SA*                                                                 9,030               512,831        0.2%
          Telefonica SA                                                              41,954               917,586        0.4%
     SWEDEN
     ------
          Autoliv, Inc., Sponsored SDR                                                2,047               123,692        0.1%
          Getinge AB, Class "B"                                                      20,939               455,456        0.2%
          H&M Hennes & Mauritz AB, Class "B"                                          6,135               332,829        0.1%
          Modern Times Group AB, Class "B"                                           10,892               689,872        0.3%
          Nordea Bank AB                                                             78,659             1,230,292        0.5%
          Skandinaviska Enskilda Banken AB, Class "A"                                58,242             1,939,171        0.8%
          Skanska AB, Class "B"                                                      20,737               432,624        0.2%
          Swedbank AB, Class "A"                                                     53,854             2,037,935        0.8%
          Telefonaktiebolaget LM Ericsson, Class "B"                                 68,161               270,088        0.1%
          TeliaSonera AB                                                             29,792               238,539        0.1%
     SWITZERLAND
     -----------
          Adecco SA*                                                                  6,694               429,933        0.2%
          BKW FMB Energie AG*                                                           590                68,202        0.0%
          Compagnie Financiere Richemont SA, Class "A"                               28,943             1,611,018        0.7%
          Credit Suisse Group                                                        17,725             1,254,096        0.5%
          Flughafen Zuerich AG                                                          132                45,763        0.0%
          Givaudan SA                                                                   246               222,494        0.1%
          Holcim Ltd.                                                                20,816             2,067,388        0.8%
          Nestle SA                                                                   7,627             2,790,552        1.1%
          Novartis AG                                                                32,972             1,898,725        0.8%
          Roche Holding AG                                                           15,607             2,934,422        1.2%
          SGS SA                                                                        417               458,232        0.2%
          Syngenta AG*                                                                3,711               684,027        0.3%
          The Swatch Group AG                                                         7,596             1,798,492        0.7%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
     THAILAND
     --------
          Bangkok Bank PCL, Foreign Reg Shares                                            7                    23        0.0%
          Bangkok Bank PCL, NVDR                                                     65,662               203,398        0.1%
          Krung Thai Bank PCL, Foreign Reg Shares                                   558,046               193,894        0.1%
     TURKEY
     ------
          Dogan Sirketler Grubu Holding AS                                          294,247               499,584        0.2%
          Haci Omer Sabanci Holding AS                                               66,349               278,125        0.1%
          Turkiye Garanti Bankasi AS                                                101,298               384,040        0.2%
          Turkiye Is Bankasi AS, Class "C"                                          101,483               482,053        0.2%
     UNITED STATES
     -------------
          News Corporation, Class "B"                                                54,269             1,326,877        0.5%
     UKRAINE
     -------
          Centrenergo, Sponsored ADR (b)*                                             3,570                58,405        0.0%
          Raiffeisen Bank Aval*                                                     296,908                54,360        0.0%
          Ukrnafta                                                                    3,177               209,286        0.1%
          Ukrnafta, Sponsored ADR (b)*                                                   58                22,920        0.0%
          UkrTelecom*                                                             3,157,217               727,628        0.3%
          Ukrtelecom, Sponsored GDR                                                   9,912               114,673        0.0%
     UNITED KINGDOM
     --------------
          Aegis Group PLC                                                            71,954               200,832        0.1%
          Amec PLC                                                                   14,105               128,981        0.1%
          Anglo American PLC                                                         33,856             1,575,465        0.6%
          BAE Systems PLC                                                            34,566               285,231        0.1%
          BHP Billiton PLC                                                           30,103               565,171        0.2%
          BP PLC                                                                     18,895               199,231        0.1%
          Burberry Group PLC                                                         36,879               479,080        0.2%
          Compass Group PLC                                                         182,515             1,092,019        0.4%
          Diageo PLC                                                                120,082             2,336,035        0.9%
          FirstGroup PLC                                                             10,739               115,564        0.0%
          GlaxoSmithKline PLC                                                       109,019             2,934,609        1.2%
          Imperial Tobacco Group PLC                                                 11,900               484,908        0.2%
          Intertek Group PLC                                                         21,736               367,611        0.1%
          National Express Group PLC                                                  5,928               124,283        0.1%
          Peter Hambro Mining PLC*                                                   14,808               328,858        0.1%
          Prudential PLC                                                             38,394               518,309        0.2%
          QinetiQ PLC                                                                62,289               254,405        0.1%
          Reckitt Benckiser PLC                                                      22,831             1,099,466        0.5%
          Rentokil Initial PLC                                                       54,558               173,406        0.1%
          Rio Tinto PLC                                                              14,954               804,950        0.3%
          Rolls-Royce Group PLC                                                     160,462             1,472,599        0.6%
          SABMiller PLC                                                               8,630               195,622        0.1%
          Scottish & Newcastle PLC                                                   19,803               211,347        0.1%
          Smith & Nephew PLC                                                        173,072             1,943,830        0.8%
          Smiths Group PLC                                                            7,993               168,249        0.1%
          Stagecoach Group PLC                                                       42,222               125,203        0.1%
          Tesco PLC                                                                 235,436             1,934,475        0.8%
          Vodafone Group PLC                                                      1,330,359             3,877,061        1.6%
          William Hill PLC                                                           37,100               468,862        0.2%
          Wolseley PLC                                                                7,659               197,949        0.1%
          WPP Group PLC                                                              80,664             1,184,441        0.5%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
     VENEZUELA
     ---------
          Compania Anonima Nacional Telefonos de Venezuela, Sponsored ADR               986                13,222        0.0%
Total Common Stocks (cost $178,097,732)                                                               227,141,548       92.2%

RIGHTS AND WARRANTS (a)
-----------------------
     GERMANY
     -------
          Merck KGaA (Rights)*                                                        1,846                 3,791        0.0%
     INDIA
     -----
          Calyon Financial Products Ltd./Bharti Airtel Ltd., 144A, 05/31/10
          (Warrants)*                                                               155,663             2,504,255        1.0%
          Calyon Financial Products Ltd./State Bank of India, 144A, 05/13/10
          (Warrants)*                                                                75,491             1,962,079        0.8%
          Citigroup Global Markets Holdings/State Bank of India, 01/19/09
          (Warrants)                                                                 18,920               490,713        0.2%
          Citigroup Global Markets Holdings/Suzlon Energy Ltd., 01/20/10
          (Warrants)                                                                  7,143               205,861        0.1%
     LUXEMBOURG
     ----------
          Citigroup Global Markets Holdings/Banking Index Benchmark Exchange
          Traded Scheme - Bank BeES, 144A, 01/20/10 (Warrants)*                      13,556               182,830        0.1%
          Citigroup Global Markets Holdings/Canara Bank, 144A, 01/19/09
          (Warrants)*                                                                59,590               336,684        0.1%
     POLAND
     ------
          Polski Koncern Miesny Duda SA (Rights)*                                    21,753               102,874        0.1%
     RUSSIA
     ------
          UBS AG London Branch/Sberbank, 144A, 09/01/07 (Warrants)                      610             2,013,000        0.8%
Total Rights and Warrants (cost $6,224,997)                                                             7,802,087        3.2%
PREFERRED STOCKS (a)
--------------------
     GERMANY
     -------
          Henkel KGaA, 1.36%                                                            429                66,958        0.0%
          ProSiebenSat.1 Media AG, 3.41%                                             11,989               402,548        0.2%
     POLAND
     ------
          Sniezka SA, 2.25%                                                           6,301                86,109        0.0%
Total Preferred Stocks (cost $356,741)                                                                    555,615        0.2%
INVESTMENT COMPANIES (a)
------------------------
     BRITISH VIRGIN ISLANDS
     ----------------------
          RenShares Utilities Ltd., Class "RenGen"*                                  52,051               136,894        0.1%
     FRANCE
     ------
          Eurazeo                                                                     2,513               347,684        0.2%
     IRELAND
     -------
           iShares Dow Jones Euro STOXX 50                                           61,168             3,343,313        1.4%
     LUXEMBOURG
     ----------
          Citigroup Global Markets Holdings/Banking Index Benchmark Exchange
          Traded Scheme - Bank BeES, 144A*                                           86,876             1,177,170        0.5%
          ProLogis European Properties                                               16,576               329,671        0.1%
     ROMANIA
     -------
          Societatea de Investitii Financiare/Banat-Crisana SA (SIF 1)               71,000                90,242        0.0%
          Societatea de Investitii Financiare/Moldova SA (SIF 2)                     77,000                95,223        0.0%
          Societatea de Investitii Financiare/Muntenia SA (SIF 4)                    53,500                37,982        0.0%
          Societatea de Investitii Financiare/Oltenia Craiova (SIF 5)                41,000                55,398        0.0%
          Societatea de Investitii Financiare/Transilvania SA (SIF 3)                29,000                34,424        0.0%

                                          HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     % OF NET
                                                                                    SHARES              VALUE         ASSETS
                                                                                    ------              -----         ------
     UNITED STATES
     -------------
          KKR Private Equity Investors LLP                                           77,162             1,801,731        0.7%
Total Investment Companies (cost $7,107,421)                                                            7,449,732        3.0%


                                                                                   PRINCIPAL                         % OF NET
                                                                                    AMOUNT              VALUE         ASSETS
                                                                                    ------              -----         ------

GOVERNMENT ISSUED SECURITIES (a) (b)
------------------------------------
     BULGARIA
     --------
          Republic of Bulgaria Compensation Notes*                                   33,115                12,747        0.0%
          Republic of Bulgaria Housing Compensation Notes*                           13,665                 5,042        0.0%
          Republic of Bulgaria Registered Compensation Vouchers*                     20,024                 7,085        0.0%
Total Government Issued Securities (cost $29,438)                                                          24,874        0.0%
Total Investment Portfolio excluding repurchase agreement (cost $191,816,329)                         242,973,856       98.6%

REPURCHASE AGREEMENT (a)
------------------------
Repurchase Agreement with Fixed Income Clearing
Corporation, dated January 31, 2007 @ 5.08% to
be repurchased at $3,466,489 on February 1, 2007,
collateralized by $3,470,000 United States Treasury
Bonds, 5.0% due August 15, 2011, (market value
$3,595,740 including interest) (cost $3,466,000)                                                        3,466,000        1.4%
TOTAL INVESTMENT PORTFOLIO
  (cost $195,282,329) (c)                                                                             246,439,856      100.0%
OTHER ASSETS AND LIABILITIES, NET,                                                                         82,142        0.0%
NET ASSETS                                                                                          $ 246,521,998      100.0%

--------
* Non-income producing security.
(a)  Percentages indicated are based on net assets.
(b)  Restricted securities deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities. At January 31, 2007, these securities aggregated $252,115 or 0.1% of the net assets of the Fund.
(c)  The aggregate identified cost for federal income tax purposes is the same.
     Market value includes net unrealized appreciation of $51,157,527 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $52,640,530 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,483,003.
          ADR  -  American Depository Receipt.
          GDR  -  Global Depository Receipt.
          NVDR - Non-voting Depository Receipt.
          SDR  - Swedish Depository Receipt.
          144A - 144A securities are issued pursuant to Rule 144A of the
                 Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and all may be resold as transactions exempt from registration to qualified institutional buyers. At January 31,
                 2007, these securities aggregated $8,578,588 or 3.5% of the net assets of the Fund.

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - MID CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              % OF NET
                                                         SHARES              VALUE             ASSETS
                                                         ------              -----             ------
COMMON STOCKS
     AUTO MANUFACTURERS
     ------------------
        Oshkosh Truck Corporation                             435,330        $ 22,985,424       1.6%
     AUTO PARTS & EQUIPMENT
     ----------------------
        Autoliv, Inc.                                         353,375          21,322,648       1.5%
     BEVERAGES
     ---------
        Brown-Forman Corporation, Class "B"                   385,830          25,306,590       1.7%
        Molson Coors Brewing Company, Class "B"               366,760          29,634,208       2.0%
     BROADCASTING SERVICES/PROGRAMS
     ------------------------------
        Discovery Holding Company*                          3,047,565          50,498,152       3.4%
     CHEMICALS
     ---------
        Hercules Inc.*                                      1,105,635          21,681,502       1.5%
     COMMERCIAL SERVICES
     -------------------
        Corporate Executive Board Company                     304,480          27,625,470       1.9%
        Manpower Inc.                                         263,455          19,213,773       1.3%
        Service Corporation International                   3,342,477          35,597,380       2.4%
        The Western Union Company                             731,850          16,349,529       1.1%
     COMPUTERS
     ---------
        DST Systems, Inc.*                                    326,088          22,982,682       1.6%
     DISTRIBUTION/WHOLESALE
     ----------------------
        WW Grainger, Inc.                                     402,580          31,260,337       2.1%
     DIVERSIFIED MANUFACTURER
     ------------------------
        Danaher Corporation                                   401,033          29,700,504       2.0%
        ESCO Technologies Inc.*                               291,100          13,905,847       1.0%
        Roper Industries Inc.                                 194,035          10,074,297       0.7%
     ELECTRICAL COMPONENTS & EQUIPMENT
     ---------------------------------
        AMETEK, Inc.                                          436,414          15,126,109       1.0%
     ELECTRONICS
     -----------
        Amphenol Corporation, Class "A"                       553,435          37,478,618       2.6%
        National Instruments Corporation                      482,030          13,887,284       0.9%
        Thermo Fisher Scientific Inc.*                        919,625          44,004,056       3.0%
     ENVIRONMENTAL CONTROL
     ---------------------
        Republic Services, Inc.                               487,955          21,104,054       1.4%
     FINANCIAL SERVICES
     ------------------
        Affiliated Managers Group, Inc.*                      301,500          33,587,100       2.3%
        AllianceBernstein Holding LP                          652,305          58,766,157       4.0%
     FOOD
     ----
        Dean Foods Company*                                   323,485          14,314,211       1.0%
        The Hershey Company                                   429,310          21,911,982       1.5%
     HEALTHCARE PRODUCTS
     -------------------
        C.R. Bard, Inc.                                       334,528          27,605,251       1.9%
        Dade Behring Holdings, Inc.                           462,720          19,471,258       1.3%
        Dentsply International Inc.                           498,630          15,377,749       1.0%
        Edwards Lifesciences Corporation*                     296,865          15,187,613       1.0%
     HEALTHCARE SERVICES
     -------------------
        Laboratory Corporation of America Holdings*           180,800          13,277,952       0.9%
     HOME FURNISHINGS
     ----------------
        Harman International Industries, Inc.                 361,985          34,232,921       2.3%
     HOUSEHOLD PRODUCTS
     ------------------
        The Scotts Miracle-Gro Company, Class "A"             173,850           9,313,144       0.7%

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - MID CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              % OF NET
                                                         SHARES              VALUE             ASSETS
                                                         ------              -----             ------
     INSURANCE
     ---------
        Allied World Assurance Company Holdings, Ltd.         800,865          34,116,849       2.3%
        AMBAC Financial Group, Inc.                           314,050          27,667,805       1.9%
        Aon Corporation                                       952,415          34,153,602       2.3%
        Assurant, Inc.                                        769,580          42,773,256       2.9%
     INTERNET
     --------
        Liberty Media Interactive, Class "A"*               2,286,359          55,718,569       3.8%
     OIL & GAS
     ---------
        Mariner Energy, Inc.*                                 696,465          14,005,911       1.0%
        Southwestern Energy Company*                          411,385          15,821,867       1.1%
     OIL & GAS SERVICES
     ------------------
        Cameron International Corporation*                    282,385          14,825,212       1.0%
        FMC Technologies, Inc.*                               255,135          15,800,511       1.1%
     PHARMACEUTICALS
     ---------------
        Allergan, Inc.                                        121,080          14,131,247       1.0%
     PIPELINES
     ---------
        Williams Companies, Inc.                              544,060          14,684,179       1.0%
     REIT
     ----
        KKR Financial Corporation                             621,095          16,806,831       1.1%
     RETAIL
     ------
        Advance Auto Parts, Inc.                              488,390          18,534,400       1.3%
        Staples, Inc.                                       1,363,780          35,076,422       2.4%
     SEMICONDUCTORS
     --------------
        Broadcom Corporation, Class "A"*                      312,590           9,977,873       0.7%
        Linear Technology Corporation                         969,870          30,017,476       2.1%
     SOFTWARE
     --------
        Adobe Systems Inc.*                                   358,725          13,943,641       1.0%
        American Reprographics Company*                       111,691           3,498,162       0.3%
        ANSYS, Inc.*                                          756,686          37,751,065       2.6%
        Autodesk, Inc.*                                       667,300          29,174,356       2.0%
        Electronic Arts Inc.*                                 405,300          20,265,000       1.4%
        Fiserv, Inc.*                                         523,150          27,501,996       1.9%
        Intuit Inc.*                                          459,640          14,455,678       1.0%
        The Dun & Bradstreet Corporation                      168,160          14,293,600       1.0%
     TELECOMMUNICATIONS
     ------------------
        ALLTEL Corporation                                    637,140          39,050,311       2.7%
        CommScope, Inc.*                                      415,115          13,412,366       0.9%
        NeuStar, Inc., Class "A"*                             463,930          14,330,798       1.0%
     TELEVISION, CABLE & RADIO
     -------------------------
        Rogers Communications Inc., Class "B"                 701,400          21,708,330       1.5%
     TRANSPORTATION
     --------------
        J.B. Hunt Transport Services, Inc.                    658,420          16,546,096       1.1%
Total Common Stocks (cost $1,265,334,165)                                   1,432,827,211      98.0%

--------------------------------------------------------------------------------
                   HERITAGE SERIES TRUST - MID CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                              % OF NET
                                                         SHARES              VALUE             ASSETS
                                                         ------              -----             ------
REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with Fixed Income
Clearing Corporation, dated
January 31, 2007 @ 5.08% to be
repurchased at $25,696,626 on
February 1, 2007, collateralized by
$25,695,000 United States Treasury Bonds,
5.0% due August 15, 2011,
(market value $26,626,095 including interest)
(cost $25,693,000)                                                             25,693,000       1.8%
TOTAL INVESTMENT PORTFOLIO (COST $1,291,027,165) (a)                        1,458,520,211      99.8%
OTHER ASSETS AND LIABILITIES, NET,                                              3,540,072       0.2%
NET ASSETS                                                                 $1,462,060,283     100.0%

-----
 * Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $167,493,046 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $174,360,170 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,867,124.

REIT -   Real Estate Investment Trust.

--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                        SHARES           VALUE           ASSETS
                                                                        ------           -----           ------
COMMON STOCKS
-------------
     AEROSPACE/DEFENSE
     -----------------
        EDO Corporation                                                  133,025       $ 3,088,840         0.8%
     APPAREL
     -------
        Carter's, Inc.*                                                  105,045         2,668,143         0.7%
        Volcom, Inc.*                                                    149,100         4,769,709         1.2%
     AUTO PARTS & EQUIPMENT
     ----------------------
        Cooper Tire & Rubber Company                                     109,700         1,754,103         0.4%
        Titan International, Inc.                                         48,990         1,136,079         0.3%
     BANKS
     -----
        Boston Private Financial Holdings, Inc.                           31,825           920,379         0.2%
        Cadence Financial Corporation                                    110,736         2,347,603         0.6%
        Cardinal Financial Corporation                                   221,600         2,238,160         0.5%
        Signature Bank*                                                   79,400         2,628,934         0.6%
        Southwest Bancorp, Inc.                                           66,100         1,760,904         0.4%
        Sterling Bancshares, Inc.                                        133,150         1,604,458         0.4%
        Texas Capital Bancshares, Inc.*                                   55,250         1,075,165         0.3%
     BIOTECHNOLOGY
     -------------
        Ariad Pharmaceuticals, Inc.*                                      86,145           441,063         0.1%
        Alexion Pharmaceuticals, Inc.*                                    22,515           935,949         0.2%
        Charles River Laboratories International, Inc.*                   47,725         2,147,625         0.5%
     BUILDING MATERIALS
     ------------------
        Goodman Global, Inc.*                                             88,560         1,573,711         0.4%
        Lennox International Inc.                                        104,500         3,170,530         0.8%
        Texas Industries Inc.                                             46,925         3,445,234         0.8%
     CHEMICALS
     ---------
        Terra Industries Inc.*                                           348,225         4,955,242         1.2%
        UAP Holding Corporation                                          117,495         2,943,250         0.7%
     COMMERCIAL SERVICES
     -------------------
        ADESA, Inc.                                                      237,600         6,895,152         1.7%
        Chemed Corporation                                                54,300         1,981,950         0.5%
        Compass Diversified Trust                                         82,097         1,457,222         0.4%
        Corrections Corporation of America*                               88,617         4,317,420         1.1%
        Cross Country Healthcare, Inc.*                                  151,716         3,422,713         0.8%
        Gartner, Inc.*                                                   105,350         2,302,951         0.6%
        Global Cash Access Holdings, Inc.*                               245,460         3,932,269         1.0%
        Interactive Data Corporation*                                    129,818         3,036,443         0.7%
        Net 1 UEPS Technologies, Inc.*                                    64,025         1,735,078         0.4%
        On Assignment, Inc.*                                             179,525         2,317,668         0.6%
        The Providence Service Corporation*                              121,750         2,678,500         0.7%
     COMPUTERS
     ---------
        Electronics For Imaging, Inc.*                                    96,750         2,230,088         0.5%
        FactSet Research Systems Inc.                                     81,792         4,750,479         1.2%
        Mercury Computer Systems, Inc.*                                  100,450         1,297,814         0.3%
        Smart Modular Technologies (WWH), Inc.*                          151,700         1,884,114         0.5%
     DISTRIBUTION/WHOLESALE
     ----------------------
        Pool Corporation                                                  58,540         2,142,564         0.5%
     DIVERSIFIED MANUFACTURER
     ------------------------
        Actuant Corporation, Class "A"                                    52,820         2,629,908         0.6%


--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                        SHARES           VALUE           ASSETS
                                                                        ------           -----           ------
     ELECTRICAL COMPONENTS & EQUIPMENT
     ---------------------------------
        Advanced Energy Industries, Inc.*                                157,680         2,732,594         0.7%
        Belden CDT Inc.                                                   79,950         3,457,838         0.8%
        General Cable Corporation*                                        68,490         2,953,974         0.7%
     ELECTRONICS
     -----------
        Benchmark Electronics, Inc.*                                      84,500         1,913,925         0.5%
        Coherent, Inc.*                                                  162,720         5,003,640         1.2%
        Dolby Laboratories, Inc., Class "A"*                             123,045         4,122,008         1.0%
        Eagle Test Systems, Inc.*                                         76,530         1,107,389         0.3%
        OYO Geospace Corporation*                                         78,223         4,569,788         1.1%
        Sonic Solutions, Inc.*                                           119,690         2,196,312         0.5%
     ENGINEERING & CONSTRUCTION
     --------------------------
        Dycom Industries, Inc.*                                          118,250         2,675,998         0.7%
        URS Corporation*                                                  96,900         4,163,793         1.0%
     ENTERTAINMENT
     -------------
        Lions Gate Entertainment Corporation*                            195,375         2,123,726         0.5%
        Shuffle Master, Inc.*                                             58,805         1,564,801         0.4%
        Vail Resorts, Inc.*                                               58,920         2,725,050         0.7%
     ENVIRONMENTAL CONTROL
     ---------------------
        Waste Connections, Inc.*                                         119,732         5,216,723         1.3%
     FINANCIAL SERVICES
     ------------------
        Advanta Corporation, Class "A"                                    32,900         1,415,358         0.3%
        Cowen Group, Inc.*                                               109,910         2,283,380         0.6%
        Investment Technology Group Inc.*                                 44,230         1,928,428         0.5%
        Lazard Ltd., Class "A"                                            56,380         2,861,849         0.7%
     FOOD
     ----
        B&G Foods, Inc.                                                   51,420         1,092,675         0.3%
     GAS
     ---
        AGL Resources, Inc.                                               72,775         2,860,058         0.7%
     HEALTHCARE PRODUCTS
     -------------------
        American Medical Systems Holdings, Inc.*                         226,570         4,508,743         1.1%
        Arrow International, Inc.                                         93,695         3,153,774         0.8%
        Cutera, Inc.*                                                     69,750         1,991,362         0.5%
        DJO Inc.*                                                         41,115         1,702,161         0.4%
        Merit Medical Systems, Inc.*                                     190,100         2,995,976         0.7%
        Respironics, Inc.*                                               108,170         4,608,042         1.1%
        Thoratec Corporation*                                            135,365         2,437,924         0.6%
     HEALTHCARE SERVICES
     -------------------
        AMERIGROUP Corporation*                                           43,500         1,577,310         0.4%
        Amsurg Corporation*                                               67,550         1,486,100         0.4%
        Centene Corporation*                                             108,645         2,707,433         0.7%
        Horizon Health Corporation*                                      128,005         2,519,138         0.6%
        Icon PLC, Sponsored ADR*                                          45,500         1,697,150         0.4%
        Matria Healthcare, Inc.*                                          83,530         2,307,934         0.5%
        Pediatrix Medical Group, Inc.*                                    53,479         2,809,787         0.7%
     HOME FURNISHINGS
     ----------------
        Universal Electronics, Inc.*                                     224,125         4,679,730         1.1%
     HOUSEHOLD PRODUCTS
     ------------------
        Jarden Corporation*                                               59,900         2,196,533         0.5%


--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                        SHARES           VALUE           ASSETS
                                                                        ------           -----           ------
     INSURANCE
     ---------
        American Equity Investment Life Holding Company                  158,900         2,035,509         0.5%
        American Safety Insurance Holdings, Ltd.*                         52,655           973,591         0.2%
        Assured Guaranty Ltd.                                             68,250         1,790,880         0.4%
        First Mercury Financial Corporation*                              69,150         1,514,385         0.4%
        IPC Holdings Ltd.                                                 89,335         2,630,916         0.6%
        Philadelphia Consolidated Holding Corporation*                   109,275         4,923,932         1.2%
        Platinum Underwriters Holdings, Ltd.                              46,500         1,388,025         0.3%
        RAM Holdings, Ltd.*                                              145,400         2,282,780         0.6%
     INTERNET
     --------
        1-800-FLOWERS.COM, Inc., Class "A"*                              403,000         2,845,180         0.7%
        CNET Networks, Inc.*                                             108,275           990,716         0.2%
        Internet Capital Group, Inc.*                                    126,075         1,403,215         0.3%
        SonicWALL, Inc.*                                                 250,372         2,110,636         0.5%
     INVESTMENT COMPANIES
     --------------------
        Apollo Investment Corporation                                    177,290         3,935,838         1.0%
        iShares Russell 2000 Growth Index Fund                            43,700         3,505,614         0.9%
        iShares Russell 2000 Index Fund                                  106,700         8,468,779         2.1%
        iShares Russell 2000 Value Index Fund                             52,100         4,230,520         1.0%
     IRON/STEEL
     ----------
        Claymont Steel Holdings, Inc.*                                    87,810         1,637,656         0.4%
     MACHINERY
     ---------
        Bucyrus International, Inc., Class "A"                           102,482         4,756,190         1.2%
        Wabtec Corporation                                                34,400         1,101,488         0.3%
     MACHINERY-DIVERSIFIED
     ---------------------
        Flowserve Corporation*                                            20,600         1,093,242         0.3%
     METAL FABRICATE/HARDWARE
     ------------------------
        Kaydon Corporation                                                79,000         3,404,900         0.8%
        Northwest Pipe Company*                                           21,460           807,111         0.2%
     MINING
     ------
        Iamgold Corporation                                              332,884         2,936,037         0.7%
     MULTIMEDIA
     ----------
        Entravision Communications Corporation, Class "A"*               251,620         2,012,960         0.5%
     OIL & GAS
     ---------
        Comstock Resources, Inc.*                                        103,000         3,290,850         0.8%
        Edge Petroleum Corporation*                                       90,715         1,343,489         0.3%
        Grey Wolf, Inc.*                                                 235,500         1,608,465         0.4%
        Rosetta Resources, Inc.*                                          40,250           757,102         0.2%
        Unit Corporation*                                                 59,620         2,890,378         0.7%
     OIL & GAS SERVICES
     ------------------
        Core Laboratories NV*                                             28,765         2,370,236         0.6%
        Dresser-Rand Group, Inc.*                                         82,200         2,133,912         0.5%
        Oceaneering International Inc.*                                  104,950         4,142,376         1.0%
        Tetra Technologies, Inc.*                                        150,050         3,475,158         0.8%
     PHARMACEUTICALS
     ---------------
        Animal Health International, Inc.*                                63,915           795,741         0.2%
        Cubist Pharmaceuticals, Inc.*                                    118,110         2,173,224         0.5%
        Herbalife Ltd.*                                                   64,970         2,131,016         0.5%
     PRINTING & PUBLISHING
     ---------------------
        John Wiley & Sons, Inc., Class "A"                                94,075         3,495,827         0.9%


--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                        SHARES           VALUE           ASSETS
                                                                        ------           -----           ------
     REITs
     -----
        Annaly Capital Management, Inc.                                  164,700         2,269,566         0.6%
        Deerfield Triarc Capital Corporation                             188,868         3,154,096         0.8%
        Kite Realty Group Trust                                          113,328         2,209,896         0.5%
     RETAIL
     ------
        AFC Enterprises*                                                 117,400         1,967,624         0.5%
        Build-A-Bear Workshop, Inc.*                                     107,505         3,234,825         0.8%
        Cash America International, Inc.                                 143,740         6,139,135         1.5%
        Genesco Inc.*                                                    125,325         4,936,552         1.2%
        Guitar Center, Inc.*                                              25,000         1,143,750         0.3%
        Insight Enterprises, Inc.*                                        88,400         1,797,172         0.4%
        Nu Skin Enterprises, Inc., Class "A"                             141,425         2,609,291         0.6%
        Red Robin Gourmet Burgers, Inc.*                                  33,545         1,199,234         0.3%
        School Specialty, Inc.*                                          128,979         5,023,732         1.2%
        Stage Stores, Inc.                                                62,100         1,992,789         0.5%
     SAVINGS & LOANS
     ---------------
        BankAtlantic Bancorp, Inc., Class "A"                            110,700         1,470,096         0.4%
        Provident Financial Services, Inc.                               100,950         1,837,290         0.4%
     SEMICONDUCTORS
     --------------
        Integrated Device Technology, Inc.*                              266,000         4,024,580         1.0%
        Microsemi Corporation*                                            64,250         1,169,350         0.3%
        Supertex, Inc.*                                                   47,295         1,765,995         0.4%
     SOFTWARE
     --------
        ANSYS, Inc.*                                                      95,100         4,744,539         1.2%
        Aspen Technology, Inc.*                                          302,225         3,097,806         0.8%
        Avid Technology, Inc.*                                           184,265         6,817,805         1.7%
        Bottomline Technologies, Inc.*                                   137,900         1,810,627         0.4%
        Eclipsys Corporation*                                            244,915         4,800,334         1.2%
        eFunds Corporation*                                               37,850         1,011,352         0.2%
        Netsmart Technologies, Inc.*                                     137,765         2,240,059         0.5%
        Novell, Inc.*                                                    208,930         1,514,742         0.4%
        Quality Systems, Inc.                                             84,731         3,595,136         0.9%
        SPSS, Inc.*                                                       64,750         2,008,545         0.5%
        Sybase, Inc.*                                                     82,850         2,144,986         0.5%
        The9 Ltd., Sponsored ADR*                                         78,095         2,877,801         0.7%
        Trident Microsystems, Inc.*                                      144,855         3,023,124         0.7%
     TELECOMMUNICATIONS
     ------------------
        CommScope, Inc.*                                                 132,725         4,288,345         1.0%
        EMS Technologies, Inc.*                                          100,535         2,083,085         0.5%
        Ixia*                                                            161,760         1,528,632         0.4%
        Premiere Global Services, Inc.*                                  167,375         1,583,365         0.4%
        SymmetriCom, Inc.*                                               310,300         2,649,962         0.6%
     TRANSPORTATION
     --------------
        Genesee & Wyoming, Inc., Class "A"*                               58,950         1,661,800         0.4%
        Quintana Maritime Ltd.                                            91,600         1,171,564         0.3%
Total Common Stocks (cost $317,324,892)                                                392,952,274        95.9%


--------------------------------------------------------------------------------
                  HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                              INVESTMENT PORTFOLIO
                                JANUARY 31, 2007
                                   (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                        SHARES           VALUE           ASSETS
                                                                        ------           -----           ------
REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with Fixed Income
Clearing Corporation, dated
January 31, 2007 @ 5.08% to be
repurchased at $21,013,965 on
February 1, 2007, collateralized by
$21,015,000 United States Treasury Bonds,
5.0% due August 15, 2011, (market value
$21,776,508 including interest)
 (cost $21,011,000)                                                                     21,011,000         5.1%
TOTAL INVESTMENT PORTFOLIO (COST $338,335,892) (a)                                     413,963,274       101.0%
OTHER ASSETS AND LIABILITIES, NET,                                                      (4,283,340)       -1.0%
NET ASSETS                                                                           $ 409,679,934       100.0%

-----
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $75,627,382 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $81,484,351 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $5,856,969.

ADR -    American Depository Receipt.
REIT -   Real Estate Investment Trust.

NOTE 1: ORGANIZATION AND INVESTMENT OBJECTIVE. Heritage Series Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in five series, the Core Equity Fund, the Diversified Growth Fund, the International Equity Fund, the Mid Cap Stock Fund, and the Small Cap Stock Fund (each, a "Fund" and collectively, the "Funds").

             o The CORE EQUITY FUND seeks long-term growth through capital appreciation.

             o The DIVERSIFIED GROWTH FUND seeks long-term capital appreciation.

             o The INTERNATIONAL EQUITY FUND seeks capital appreciation principally through investments in a portfolio of international equity securities.

             o  The MID CAP STOCK FUND seeks long-term capital appreciation.

             o  The SMALL CAP STOCK FUND seeks long-term capital appreciation.

          CLASS OFFERINGS. All of the Funds except the International Equity Fund currently offer Class A, Class C, Class I, Class R-3 and Class R-5 shares to the public. The International Equity Fund currently offers only Class A and Class C shares.

             o Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

             o Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

             o Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of the fiscal quarter ended January 31, 2007, there were no shares issued in Class R-3 or Class R-5 for the Core Equity Fund or the Diversified Growth Fund.

          CLASS B SHARES. An additional class of shares, Class B shares, is no longer available for purchase, although existing Class B shareholders can exchange their shares for Class B shares of another Heritage Mutual Fund and acquire additional shares through dividend reinvestment. Class B shares were sold subject to a CDSC upon redemption of up to 5% of the lower of net asset value or purchase price, declining over a six-year period. Class B shares automatically convert to Class A shares of the Fund eight years after purchase. In addition, the Funds' Board of Trustees has approved the conversion of all remaining Class B shares to Class A shares on March 30, 2007. The conversion from Class B shares will not be a taxable event and all shareholders, as of the conversion date, will not be charged a CDSC. After that conversion, there will be no Class B shares outstanding.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES.
          USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

          VALUATION OF SECURITIES. The price of each Fund's shares is the Fund's net asset value per share. Each Fund determines the net asset value of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage Asset Management, Inc. (the "Manager" or "Heritage") is not required to revalue the Fund.

          Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the Fund's determination of net asset value.

          Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures ("Procedures") approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Funds. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

             o DOMESTIC EXCHANGE TRADED EQUITY SECURITIES. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

             o FOREIGN SECURITIES. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the Fund's net asset value calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

             o SHORT-TERM SECURITIES. The Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

          FOREIGN CURRENCY TRANSACTIONS. The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. Each Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

          FORWARD FOREIGN CURRENCY CONTRACTS. The International Equity Fund is authorized to enter into forward foreign currency contracts for the purpose of hedging against exchange risk arising from current or anticipated investments in securities dominated in foreign currencies and to enhance total return. Forward foreign currency contracts are valued at the contractual forward rate and are marked-to-market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, the gain or loss is realized.

          Risks may arise from unanticipated movements in the currency's value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts.

          REAL ESTATE INVESTMENT TRUSTS ("REITS"). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined be each REIT after the fiscal year end and may differ from the estimated amounts.

          REPURCHASE AGREEMENTS. Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, each Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

          FEDERAL INCOME TAXES. Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

          DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

          REVENUE RECOGNITION. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

          EXPENSES. Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. The Funds have entered into an arrangement with the custodian whereby each Fund receives credits on uninvested cash balances which are used to offset a portion of each Fund's expenses. These custodian credits are shown as "Expense offsets" in the Statements of Operations.

          CLASS ALLOCATIONS. Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

          OTHER. In the normal course of business the Funds enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

ITEM 2. CONTROLS AND PROCEDURES


(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Principal Financial Officer of HERITAGE SERIES TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE SERIES TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the President and Principal Financial Officer of HERITAGE SERIES TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE SERIES TRUST


Date: April 2, 2007                                 /s/ Stephen G. Hill
                                                    --------------------------
                                                    Stephen G. Hill
                                                    President


      Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date: April 2, 2007                                 /s/ Stephen G. Hill
                                                    ---------------------------
                                                    Stephen G. Hill
                                                    President




Date: April 2, 2007                                 /s/ Andrea N. Mullins
                                                    ---------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer